Investment and Mortgage-Backed Securities, Held to Maturity	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Held to Maturity
Investment and Mortgage-Backed Securities, Held to Maturity

During the year ended December 31, 2015 the Company transferred 22 mortgage-backed securities classified as available for sale to its held to maturity portfolio. Management expects interest rates to rise in 2016 and elected to transfer these securities in an effort to reduce volatility in equity. At the date of the transfer these securities had a fair value $32.8 million, which resulted in an unrealized gain of $602,000 that is reported in accumulated other comprehensive income and will be amortized over the remaining life of the securities. The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of held to maturity securities at December 31, 2015 are as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Mortgage-Backed Securities (1)	$29,873,098	$22,600	$214,418	$29,681,280
Total Held To Maturity	$29,873,098	$22,600	$214,418	$29,681,280

(1) COMPRISED OF GSES OR GNMA MORTGAGE-BACKED SECURITIES

Other than the mortgage-backed securities included in the table above, there were no other investment securities classified as held to maturity at December 31, 2015. There were no investment or mortgage-backed securities classified as held to maturity at December 31, 2014.

At December 31, 2015, the Bank held GNMA mortgage-backed securities that had an amortized cost and fair value of $20.5 million and $20.4 million, respectively. The Company has not invested in any private label mortgage-backed securities classified as held to maturity.

At December 31, 2015, the amortized cost and fair value of mortgage-backed securities held to maturity pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $26.0 million and $25.8 million, respectively.

The following tables show gross unrealized losses, fair value and length of time that individual held to maturity securities have been in a continuous unrealized loss position at December 31, 2015.
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	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-Backed Securities (1)	$25,484,972	$214,418	$—	$—	$25,484,972	$214,418
	$25,484,972	$214,418	$—	$—	$25,484,972	$214,418

(1) COMPRISED OF GNMA MORTGAGE-BACKED SECURITIES

The Company’s held to maturity portfolio is recorded at amortized cost.  The Company has the ability and intent to hold these securities to maturity.